BANK LOANS	12 Months Ended
Mar. 31, 2025
BANK LOANS
BANK LOANS

9. BANK LOANS

The bank loans as of March 31, 2024 and 2025 are set out below:

Bank loans	Currency	Interest rate	Carrying amount	Current	Non-current
			US$’000	US$’000	US$’000
Bills payables to banks	RMB&HKD	2.60%	16,859	16,859	-
Secured bank loans	RMB&HKD	2.1% - 7.4%	14,827	14,827	-
At March 31, 2024			31,686	31,686	-

Bills payables to banks	RMB&HKD	2.60%	11,662	11,662	-
Secured bank loans	RMB&HKD	2.1% - 6.09%	13,653	13,653	-
At March 31, 2025			25,315	25,315	-

	As of March 31,
	2025	2024
	US$’000	US$’000
Bills payables to banks
Bill 1	5,597	6,624
Bill 2	279	-
Bill 3	-	2,819
Bill 4	5,786	7,416
	11,662	16,859
Secured bank loans
Loan 1	12,260	12,121
Loan 2	1,393	1,409
Loan 3	-	1,297
	13,653	14,827

Notes:

(1) The bill payable to bank (Bill 1) and short-term bank loan (Loan 1) are secured by:

●	Bank deposits of Fookhing Zipper;
●	Land use rights and buildings owned by Jianxin Weaving, located in Donghaian Development Zone, Shenhu Town, Jinjiang City, Fujian Province, the PRC;
●	Personal guarantees from related parties Mr. Qingliang Hong (Executive Chairman) and Ms. Meimei Shi (spouse of the Executive Chairman); and
●	Corporate guarantees from subsidiary Fuxing Dress and independent third party Jinjiang Yuanda Garment Weaving Co., Ltd.

(2) The bill payable to bank (Bill 2) and short-term bank loan (Loan 2) are secured by:

●	Land use rights and buildings owned by Fookhing Zipper, located in Hangbian Industrial Area, Longhu Town, Jinjiang City, Fujian Province, the PRC;
●	Personal guarantees from related parties Mr. Qingliang Hong (Executive Chairman) and Ms. Meimei Shi (spouse of the Executive Chairman); and
●	Corporate guarantee from subsidiary Fuxing Dress.

(3) The bill payable to bank (Bill 3) and short-term bank loan (Loan 3) are secured by:

●	Bank deposits of Fuxing Dress;
●	Land use rights and buildings owned by Fulong Zipper, located in Donghaian Comprehensive Development Zone, Shenhu Town, Jinjiang City, Fujian Province, the PRC; and
●	Personal guarantees from related parties Mr. Qingliang Hong (Executive Chairman) and Ms. Meimei Shi (spouse of the Executive Chairman).

(4) The bank-accepted bill (Bill 4) is secured by:

●	A mortgage over a property (Unit 13, 5th Floor) at Seapower Tower Concordia Plaza, No.1 Science Museum Road, Kowloon, owned by Goldplan Corporation Limited (wholly owned by Mr. Qingliang Hong);
●	Corporate guarantee from the Company; and
●	Personal guarantee from related party Mr. Qingliang Hong (Executive Chairman).